CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total RYB Education, Inc. shareholders' equity	Golden share	Ordinary share	Treasury stock	Additional paid-in capital	Statutory reserve	Accumulated other comprehensive income (loss)	Accumulated deficit	Noncontrolling interests	Total
Balance at beginning of the year (in shares) at Dec. 31, 2016		1	23,163,801
Balance at beginning of the year at Dec. 31, 2016	$ 3,508		$ 23		$ 36,420	$ 2,156	$ 381	$ (35,472)	$ 453	$ 3,961
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year	7,115							7,115	(574)	6,541
Provision of statutory reserve						522		(522)
Share-based payments	3,990				3,990					3,990
Option exercised	595		$ 1		594					595
Option exercised (in shares)			550,000
Return of capital	(2,000)				(2,000)					(2,000)
Foreign currency translation adjustments	402						402		8	410
Capital contribution from non-controlling interest									1,337	1,337
Disposal of non-wholly subsidiaries									325	325
Redemption of golden share (in shares)		(1)
Issuance of ordinary shares upon initial public offering-("IPO") (net of issuance cost of $4,492)	90,135		$ 5		90,130					90,135
Issuance of ordinary shares upon initial public offering-("IPO") (net of issuance cost of $4,492) (in shares)			5,500,000
Balance at end of the year (in shares) at Dec. 31, 2017			29,213,801
Balance at end of the year at Dec. 31, 2017	103,745		$ 29		129,134	2,678	783	(28,879)	1,549	105,294
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year	(1,620)							(1,620)	(121)	(1,741)
Net income (loss) attributable to redeemable non-controlling interest										28
Cumulative effect adjustment related to opening retained earnings for adoption of ASC 606 | ASC 606	931							931		931
Provision of statutory reserve						684		(684)
Share-based payments	6,747				6,747					6,747
Recognition of redeemable non-controlling interest										1,431
Adjustment of redeemable non-controlling interest	(169)							(169)		(169)
Adjustment of redeemable non-controlling interest										169
Foreign currency translation adjustments	(905)						(905)		(78)	(983)
Contribution by minority interest									3,330	3,330
Disposal of non-wholly subsidiaries									121	121
Acquisition of additional equity interest from non-controlling shareholders									(190)	(190)
Balance at end of the year (in shares) at Dec. 31, 2018			29,213,801
Balance at end of the year at Dec. 31, 2018	108,729		$ 29		135,881	3,362	(122)	(30,421)	4,611	113,340
Balance at end of the year for Redeemable Non-controlling Interest at Dec. 31, 2018										1,628
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year	(2,577)							(2,577)	70	(2,507)
Net income (loss) attributable to redeemable non-controlling interest										317
Repurchase of shares	(12,000)			$ (12,000)						(12,000)
Provision of statutory reserve						698		(698)
Share-based payments	3,962				3,962					3,962
Recognition of redeemable non-controlling interest										6,895
Adjustment of redeemable non-controlling interest	143							143		143
Adjustment of redeemable non-controlling interest										(143)
Foreign currency translation adjustments	263						263		(98)	165
Foreign currency translation adjustments										104
Contribution by minority interest									420	420
Disposal of non-wholly subsidiaries									(758)	(758)
Business acquisitions									5,151	5,151
Balance at end of the year (in shares) at Dec. 31, 2019			29,213,801
Balance at end of the year at Dec. 31, 2019	$ 98,520		$ 29	$ (12,000)	$ 139,843	$ 4,060	$ 141	$ (33,553)	$ 9,396	107,916
Balance at end of the year for Redeemable Non-controlling Interest at Dec. 31, 2019										$ 8,801